Note 28 (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Retained Earnings And Other Reserves [Table Text Block]
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

Retained earnings, revaluation reserves and other reserves. Breakdown by concepts (Millions of Euros)
	2022	2021	2020
Legal reserve	591	653	653
Restricted reserve	482	761	120
Voluntary reserves (1)	3,906	3,994	8,117
Total reserves holding company	4,979	5,409	8,890
Consolidation reserves attributed to the Bank and subsidiary consolidated companies	29,902	24,575	21,454
Total	34,881	29,984	30,344
(1) The variation in 2021 is mainly due to the allocation of earnings of BBVA, S.A. and the share buyback program (see Note 4).

Restricted reserves breakdown by concepts [Table Text Block]
As of December 31, 2022, 2021 and 2020, the Bank’s restricted reserves are as follows:

Restricted reserves. Breakdown by concepts (Millions of Euros)
	2022	2021	2020
Restricted reserve for retired capital (1)	400	88	88
Restricted reserve for Parent Company shares and loans for those shares (2)	80	672	30
Restricted reserve for redenomination of capital in euros	2	2	2
Total	482	761	120
(1) The change in 2022 is a consequence of the partial executions of the capital reduction resolution adopted by BBVA's General Shareholders' Meeting held on March 18, 2022 (see Note 26).
(2) The balance of 2021 is mainly due to the share buyback program (see Note 4).

Retained earnings, revaluation reserves and other reserves breakdown by company or corporate group [Table Text Block]
The breakdown, by company or corporate group, under the headings “Retained earnings”, “Revaluation reserves” and “other reserves” in the consolidated balance sheets is as follows:

Retained earnings, revaluation reserves and other reserves. Breakdown by company or corporate group (Millions of Euros)
	2022	2021	2020
Retained earnings (losses), revaluation reserves and other reserves
Holding Company	14,003	12,467	15,014
BBVA Mexico Group	13,839	13,894	12,890
Garanti BBVA Group	5,710	3,043	2,509
BBVA Provincial Group	1,720	1,721	1,731
BBVA Argentina Group	1,456	1,423	1,302
BBVA Colombia Group	1,510	1,393	1,287
BBVA Peru Group	1,065	1,031	984
Corporación General Financiera, S.A.	338	322	920
Forum Servicios Financieros S.A.	632	604	619
Sociedades inmobiliarias CX	263	277	251
BBV America, S.L.	299	270	262
BBVA Seguros, S.A.	284	239	(35)
Pecri Inversión, S.L.	119	118	114
BBVA Uruguay Group	118	106	87
Bilbao Vizcaya Holding, S.A.	144	68	77
Compañía de Cartera de Inversiones, S.A.	65	42	59
Gran Jorge Juan, S.A.	61	57	42
BBVA USA Group	—	—	(1,098)
Anida Grupo Inmobiliario	(525)	(556)	(594)
Sociedades inmobiliarias Unnim	(647)	(655)	(617)
Anida Operaciones Singulares, S.A.	(5,529)	(5,512)	(5,409)
Other	177	(121)	112
Subtotal (1)	35,102	30,231	30,508
Other reserves or accumulated losses of investments in joint ventures and associates
Atom Holdco Limited	(169)	(158)	(91)
Metrovacesa, S.A.	(84)	(84)	(84)
Other	32	(5)	11
Subtotal	(221)	(247)	(164)
Total	34,881	29,984	30,344
(1) In 2021 includes the accounting for shares pending from buyback program (see Note 4) and the reclassification of items not subject to reclassification to income statement to by results for "Actuarial gains (losses) in defined benefit pension plans".